Derivative Financial Instruments - Summary of Items Designated As Hedging Instruments (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Fair Value Hedges | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	4,470
Changes in fair value used for calculating hedge ineffectiveness for 2018	£ 11
Fair Value Hedges | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	1,561
Changes in fair value used for calculating hedge ineffectiveness for 2018	£ 19
Cash Flow Hedges | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	2,715
Changes in fair value used for calculating hedge ineffectiveness for 2018	£ (98)
Cash Flow Hedges | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	2,856
Changes in fair value used for calculating hedge ineffectiveness for 2018	£ (91)
Cash Flow Hedges | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	3,574
Changes in fair value used for calculating hedge ineffectiveness for 2018	£ (4)
Net Investment Hedges (Non-derivative Related)
Disclosure Of Financial Assets And Liabilities [Line Items]
Changes in fair value used for calculating hedge ineffectiveness for 2018	£ (226)
Net Investment Hedges (Non-derivative Related) | Long-term borrowings [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	4,647
Changes in fair value used for calculating hedge ineffectiveness for 2018	£ (226)
Net Investment Hedges (Non-derivative Related) | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	5,291
Changes in fair value used for calculating hedge ineffectiveness for 2018	£ (166)